Equity - Unrecognized Compensation Expense (Details) - Sunlight $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares
Compensation Awards | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 1,374
Units (in shares) | shares	69,398
Compensation Awards | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 3,385
Units (in shares) | shares	232,709
Time-based service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average recognition period	4 months 24 days
Time-based service | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 18
Units (in shares) | shares	2,772
Performance-based. | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 888
Units (in shares) | shares	38,857
Performance-based. | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 2,215
Units (in shares) | shares	160,770
Multiple | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 468
Units (in shares) | shares	27,769
Multiple | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount | $	$ 1,170
Units (in shares) | shares	71,939